Condensed Consolidated Statements of Members' deficit - Unaudited - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning	$ (192,553)	$ (55,549)	$ (55,549)	$ (34,895)	$ (37,440)
Equity-based compensation expense	1,124	1,473	1,848	1,681	1,214
Net loss	63,396	74,890	77,816	81,473	51,987
Distributions	(22,333)	(85,107)	(216,668)	(103,808)	(50,656)
Balance at ending	(150,366)	(64,293)	(192,553)	(55,549)	(34,895)
Profits Interest
Balance at beginning	(4,092)	(1,165)	(1,165)	752	2,024
Equity-based compensation expense	164	317	434	470	497
Net loss	1,378	1,628	1,692	1,770	1,130
Distributions	(813)	(2,194)	(5,054)	(4,157)	(2,899)
Balance at ending	(3,363)	(1,413)	(4,092)	(1,165)	752
Class A common stock | Common Stock
Balance at beginning	(123,260)	(65,510)	(65,510)	(51,955)	(57,823)
Net loss	24,807	29,305	30,449	31,881	20,343
Distributions	(12,031)	(36,719)	(88,199)	(45,435)	(14,475)
Balance at ending	(110,484)	(72,924)	(123,260)	(65,510)	(51,955)
Class B common stock | Common Stock
Balance at beginning	(69,269)	8,471	8,471	14,865	17,633
Net loss	37,211	43,957	45,675	47,822	30,514
Distributions	(9,489)	(46,195)	(123,415)	(54,216)	(33,282)
Balance at ending	(41,547)	6,233	(69,269)	8,471	14,865
Class C | Common Stock
Balance at beginning	4,068	2,654	2,654	1,443	726
Equity-based compensation expense	960	1,156	1,414	1,211	717
Balance at ending	$ 5,028	$ 3,810	$ 4,068	$ 2,654	$ 1,443